NOTE 16 - Financial instruments and risk management: Schedule of Liquidity risks (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Liquidity risks
December 31, 2024	Amortized cost
	Book value	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 5 years	Total
Trade accounts payable and Accrued liabilities	(3,926)	(3,926)	-	-	-	-	(3,926)
Other accounts payable	(2,325)	(2,325)	-	-	-	-	(2,325)
Loans	(3,905)	(3,905)	-	-	-	-	(3,905)
Lease Liability	(9,913)	(924)	(1,206)	(1,176)	(1,188)	(14,862)	(19,356)
Liability and Provision for Agricultural Research Organization	(2,696)	(2,424)	(272)	-	-	-	(2,696)
Total	(22,765)	(13,504)	(1,478)	(1,176)	(1,188)	(14,862)	(32,208)

December 31, 2023	Amortized cost
	Book value	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 5 years	Total
Trade accounts payable and Accrued liabilities	(2,236)	(2,236)	-	-	-	-	(2,236)
Other accounts payable	(1,527)	(1,527)	-	-	-	-	(1,527)
Lease Liability	(1,807)	(457)	(428)	(425)	(425)	(694)	(2,429)
Liability and Provision for Agricultural Research Organization	(2,508)	(1,345)	(998)	(165)	-	-	(2,508)
Total	(8,078)	(5,565)	(1,426)	(590)	(425)	(694)	(8,700)